Consolidated Statements of Changes in Shareholders' Equity $ in Thousands	USD ($) shares	Common Shares USD ($) shares	Other reserves (note 16) USD ($)	Equity component of convertible notes USD ($)	Deficit USD ($)	Total equity attributable to equity holders of SSR Mining USD ($)	Non-controlling interest USD ($)
Beginning balance (in shares) at Dec. 31, 2016 | shares		119,401,000
Beginning balance at Dec. 31, 2016	$ 901,879	$ 1,043,555	$ (1,014)	$ 68,347	$ (209,009)	$ 901,879	$ 0
Exercise of stock options (in shares) | shares	440,317	440,000
Exercise of stock options	$ 2,339	$ 3,678	(1,339)			2,339
Equity-settled share-based compensation	2,219		2,219			2,219
Recognition of joint venture	17,231		(1,342)			(1,342)	18,573
Funding from non-controlling interest	2,320						2,320
Total comprehensive (loss) income for the year	97,940		26,474		69,316	95,790	2,150
Ending balance at Dec. 31, 2017	$ 1,023,928	$ 1,047,233	24,998	68,347	(139,693)	1,000,885	23,043
Ending balance (in shares) at Dec. 31, 2017 | shares		119,841,000
Exercise of stock options (in shares) | shares	899,050	899,000
Exercise of stock options	$ 5,320	$ 8,184	(2,864)			5,320
Equity-settled share-based compensation	2,156		2,156			2,156
Recognition of joint venture							0
Funding from non-controlling interest	15,196						15,196
Total comprehensive (loss) income for the year	(40,624)		(40,593)		6,379	(34,214)	(6,410)
Ending balance at Dec. 31, 2018	$ 1,005,976	$ 1,055,417	$ (16,303)	$ 68,347	$ (133,314)	$ 974,147	$ 31,829
Ending balance (in shares) at Dec. 31, 2018 | shares		120,740,000